Share capital and reserves - Ordinary Shares (Details) - Ordinary shares - shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding, beginning balance (in shares)	156.1	163.2
Increase (decrease) in number of ordinary shares issued	0.4	0.3
Shares repurchased in the year	14.1	7.4
Number of shares outstanding, ending balance (in shares)	142.4	156.1